Other Assets (Tables)	12 Months Ended
Jun. 30, 2014
Other Assets [Abstract]
Summary of other assets

Other current assets	June 30, 2014	June 30, 2013
Research & development grant receivable	$555,780	$401,852
Insurance claim receivable	32,085	269,556
Prepayment	43,697	66,922
Other assets	206,143	78,718
	$837,705	$817,048

Other non current assets	June 30, 2014	June 30, 2013
Prepaid gift card establishment fees	$-	$45,973